Stock Based Compensation (Stock Option Activity) (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of shares [Roll Forward]
Number of shares, beginning balance (in shares)	5,817
Number of shares, granted (in shares)	505
Number of shares, exercised (in shares)	(35)
Number of shares, forfeited/expired (in shares)	(547)
Number of shares, ending balance (in shares)	5,740	5,817
Number of shares, options exercisable (in shares)	4,850
Weighted average exercise price [Roll Forward]
Weighted average exercise price, beginning balance (in dollars per share)	$ 12.66
Weighted average exercise price, granted (in dollars per share)	12.00
Weighted average exercise price, exercised (in dollars per share)	7.11
Weighted average exercise price, forfeited/expired (in dollars per share)	15.22
Weighted average exercise price, ending balance (in dollars per share)	12.39	$ 12.66
Weighted average exercise price, options exercisable (in dollars per share)	$ 12.25
Remaining weighted average contractual life, outstanding	3 years 8 months 21 days	4 years 7 months 6 days
Remaining weighted average contractual life, exercisable	3 years
Intrinsic value, options outstanding	$ 0	$ 0
Intrinsic value, options exercisable	$ 0